Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The following table sets forth the compensation information of our Principal Executive Officer (PEO) and the average compensation for our other named executive officers (non-PEO NEOs), along with the total shareholder return and net income for each of fiscal year 2023, 2022, 2021 and 2020. For further information regarding our executive compensation programs, please refer to the section entitled “Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income	Company- Selected Measure(5)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2023	$7,064,526	$7,108,443	$1,145,422	$791,989	$84	$152	$75,000,000	—
2022	$2,703,120	$1,862,776	$478,669	$464,672	$66	$126	$26,000,000	—
2021	$6,042,091	$4,167,196	$459,305	$343,204	$101	$162	$24,000,000	—
2020	$11,962,882	$35,160,284	$675,223	$939,203	$175	$128	($541,000,000)	—
(1)	Our PEO for 2020 through 2023 was James V. Continenza. The individuals comprising our non-PEO NEOs for each year were as follows:
2020	2021	2022	2023
David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle
Roger W. Byrd	John O’Grady	Terry R. Taber	Terry R. Taber
		Randy D. Vandagriff	Roger W. Byrd
		Roger W. Byrd	Richard T. Michaels
John O’Grady
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal years.

PEO Compensation Actually Paid Detail for 2023
Compensation Element
Summary Compensation Table (SCT) Reported Total Compensation	$7,064,526
Aggregate SCT Reported Equity Compensation (-)	($3,760,150)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$3,467,123
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$255,000
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$94,000
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($307,860)
PEO Compensation Actually Paid Detail for 2023
Compensation Element
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$36,928
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$258,876
Compensation Actually Paid Determination	$7,108,443
(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal years.

Average Non-PEO NEOs Compensation Actually Paid Detail for 2023
Compensation Element
Summary Compensation Table (SCT) Reported Total Compensation	$1,145,422
Aggregate SCT Reported Equity Compensation (-)	($593,152)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$255,000
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$1,063
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$6,755
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($142,140)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$33,415
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$85,626
Compensation Actually Paid Determination	$791,989
(4)	Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2019. Peer Group TSR reflects the TSR of the S&P Small Cap 600 IT (total return).
(5)
As all compensation issued by the us during the four most recently completed fiscal years has been pursuant to contractual obligations, there have been no financial performance measures used by us to link compensation for the most recently completed fiscal year to the Company’s performance. Therefore, we are not able to use a Company-selected measure. See “Financial Performance Measures” below.

Company Selected Measure Name	As all compensation issued by the us during the four most recently completed fiscal years has been pursuant to contractual obligations, there have been no financial performance measures used by us to link compensation for the most recently completed fiscal year to the Company’s performance. Therefore, we are not able to use a Company-selected measure. See “Financial Performance Measures” below.
Named Executive Officers, Footnote
(1)	Our PEO for 2020 through 2023 was James V. Continenza. The individuals comprising our non-PEO NEOs for each year were as follows:
2020	2021	2022	2023
David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle	David E. Bullwinkle
Roger W. Byrd	John O’Grady	Terry R. Taber	Terry R. Taber
		Randy D. Vandagriff	Roger W. Byrd
		Roger W. Byrd	Richard T. Michaels
John O’Grady

Peer Group Issuers, Footnote
(4)	Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2019. Peer Group TSR reflects the TSR of the S&P Small Cap 600 IT (total return).

PEO Total Compensation Amount	$ 7,064,526	$ 2,703,120	$ 6,042,091	$ 11,962,882
PEO Actually Paid Compensation Amount	$ 7,108,443	1,862,776	4,167,196	35,160,284
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal years.

PEO Compensation Actually Paid Detail for 2023
Compensation Element
Summary Compensation Table (SCT) Reported Total Compensation	$7,064,526
Aggregate SCT Reported Equity Compensation (-)	($3,760,150)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$3,467,123
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$255,000
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$94,000
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($307,860)
PEO Compensation Actually Paid Detail for 2023
Compensation Element
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$36,928
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$258,876
Compensation Actually Paid Determination	$7,108,443

Non-PEO NEO Average Total Compensation Amount	$ 1,145,422	478,669	459,305	675,223
Non-PEO NEO Average Compensation Actually Paid Amount	$ 791,989	464,672	343,204	939,203
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal years.

Average Non-PEO NEOs Compensation Actually Paid Detail for 2023
Compensation Element
Summary Compensation Table (SCT) Reported Total Compensation	$1,145,422
Aggregate SCT Reported Equity Compensation (-)	($593,152)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$255,000
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$1,063
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY (+/-)	$6,755
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0
Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT (-)	($142,140)
Actuarially Determined Service Costs for Services Rendered During the Fiscal Year (+)	$33,415
Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation (+)	$85,626
Compensation Actually Paid Determination	$791,989

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus TSR
Total Shareholder Return Amount	$ 84	66	101	175
Peer Group Total Shareholder Return Amount	152	126	162	128
Net Income (Loss)	$ 75,000,000	$ 26,000,000	$ 24,000,000	$ (541,000,000)
Company Selected Measure Amount
PEO Name	James V. Continenza	James V. Continenza	James V. Continenza	James V. Continenza
Additional 402(v) Disclosure
Financial Performance Measures
Our Compensation, Nominating and Governance Committee (the Committee) reviews a variety of Company-wide and individual factors, as well as peer practices, when considering compensation actions with respect to our executive officers. Over the past four most recently completed fiscal years, in recognition of market conditions, no payments were made under our annual variable incentive program which has been historically used to link executive officer compensation with the Company’s financial performance. Furthermore, any equity award issuances over the four most recently completed fiscal years have been made in the form of RSUs or stock options with vesting dependent upon continued employment and the compensation value ultimately realized by our executive officers remains subject to significant variation over time (e.g., forfeiture of unvested awards prior to vesting, variation in stock price prior to award monetization). As all compensation issued by us during the four most recently completed fiscal years has been pursuant to contractual obligations, there were no financial performance measures used by us to link compensation for the most recently completed fiscal year to the Company’s performance.

PEO | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,760,150)
PEO | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,467,123
PEO | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,000
PEO | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,000
PEO | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,860)
PEO | Actuarially Determined Service Costs for Services Rendered During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,928
PEO | Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	258,876
Non-PEO NEO | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(593,152)
Non-PEO NEO | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,000
Non-PEO NEO | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,063
Non-PEO NEO | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vested During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,755
Non-PEO NEO | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in the Actuarial Present Value of the Accumulated Benefits under Actuarial Pension Plans Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,140)
Non-PEO NEO | Actuarially Determined Service Costs for Services Rendered During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,415
Non-PEO NEO | Cost/Credit of Benefits Granted During the Covered FY Attributed to Services Rendered in Periods Prior to an Amendment/Initiation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 85,626